PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment consisted of the following:

	December 31, 2015	December 31, 2014
Land	$91,256	$59,575
Process units, pipelines and equipment	2,209,712	1,843,157
Buildings and leasehold improvements	34,265	28,397
Computers, furniture and fixtures	72,642	68,431
Construction in progress	150,388	69,413
	2,558,263	2,068,973
Less—Accumulated depreciation	(347,173)	(262,913)
	$2,211,090	$1,806,060

Depreciation expense for the years ended December 31, 2015, 2014 and 2013 was $88,474, $113,533 and $79,413, respectively. The Company capitalized $3,529 and $7,487 in interest during 2015 and 2014, respectively, in connection with construction in progress.
For the year ended December 31, 2014, the Company determined that it would abandon a capital project at the Delaware City refinery. The project was related to the construction of a new hydrocracker (the “Hydrocracker Project”). The carrying value for the Hydrocracker Project was $28,508. The total pre-tax impairment charge of $28,508 was recorded in depreciation and amortization expense for the year ended December 31, 2014. No additional cash expenditures were incurred related to the Hydrocracker Project subsequent to the impairment charge.